Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account Eleven for Variable Annuities
File No. 333-152194/811-21262
(Gold Track and Gold Track Select)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account Eleven for Variable Annuities (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus for Gold Track, Prospectus Supplement to Gold Track Select and Prospectus for Gold Track Select, each dated April 28, 2025 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Prospectus Supplement contained in Post-Effective Amendment No. 18 for the Account filed electronically with the Commission on April 7, 2025.

If you have any questions, please contact me at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company